Property, plant and equipment	12 Months Ended
Mar. 31, 2024
Property, plant and equipment
Property, plant and equipment

11. Property, plant and equipment

The Group makes significant investments in network equipment and infrastructure – the base stations and technology required to operate our networks – that form the majority of our tangible assets. All assets are depreciated over their useful economic lives. For further details on the estimation of useful economic lives, see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation ‘to the consolidated financial statements.

Accounting policies

Land and buildings held for use are stated in the consolidated statement of financial position at their cost, less any accumulated depreciation and any accumulated impairment losses.

Amounts for equipment, fixtures and fittings, which includes network infrastructure assets are stated at cost less accumulated depreciation and any accumulated impairment losses.

Assets in the course of construction are carried at cost, less any recognised impairment losses. Depreciation of these assets commences when the assets are ready for their intended use.

The cost of property, plant and equipment includes directly attributable incremental costs incurred in their acquisition and installation. Depreciation is charged so as to write off the cost of assets, other than land, using the straight-line method, over their estimated useful lives, as follows:

Land and buildings

Freehold buildings	25 - 50 years
Leasehold premises	the term of the lease

Equipment, fixtures and fittings

Network infrastructure and other	1 - 35 years

Depreciation is not provided on freehold land.

Right-of-use assets arising from the Group’s lease arrangements are depreciated over their reasonably certain lease term, as determined under the Group’s leases policy (see note 20 ‘Leases’ and ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 'Basis of preparation' for details).

11. Property, plant and equipment (continued)

The gain or loss arising on the disposal, retirement or granting of a finance lease on an item of property, plant and equipment is determined as the difference between any proceeds from sale or receivables arising on a lease and the carrying amount of the asset and is recognised in the consolidated income statement.

		Equipment,
	Land and	fixtures
	buildings	and fittings	Total
	€m	€m	€m
Cost
1 April 2022	2,361	81,096	83,457
Exchange movements	(81)	(2,648)	(2,729)
Disposal of subsidiaries	(69)	(7,210)	(7,279)
Additions	49	5,805	5,854
Disposals	(253)	(3,724)	(3,977)
Hyperinflation impacts	7	1,040	1,047
Other	(17)	101	84
31 March 2023	1,997	74,460	76,457
Exchange movements	(31)	(1,878)	(1,909)
Additions	34	4,753	4,787
Disposals	(15)	(2,070)	(2,085)
Transfer of assets held for resale	(439)	(18,530)	(18,969)
Hyperinflation impacts	9	1,376	1,385
Other	2	90	92
31 March 2024	1,557	58,201	59,758

Accumulated depreciation and impairment
1 April 2022	1,372	52,941	54,313
Exchange movements	(28)	(1,694)	(1,722)
Disposal of subsidiaries	(18)	(4,543)	(4,561)
Charge for the year[1]	83	5,544	5,627
Disposals	(170)	(3,672)	(3,842)
Hyperinflation impacts	1	747	748
31 March 2023	1,240	49,323	50,563
Exchange movements	(7)	(1,258)	(1,265)
Charge for the year[1]	56	4,814	4,870
Disposals	(15)	(2,039)	(2,054)
Transfer of assets held for resale	(287)	(12,507)	(12,794)
Hyperinflation impacts	2	1,037	1,039
31 March 2024	989	39,370	40,359

Net book value
31 March 2023	757	25,137	25,894
31 March 2024	568	18,831	19,399

Note:

1

Included in the charge for the year ended 31 March 2024 was €988 million (2023: €1,485 million) in respect of Vodafone Italy and Vodafone Spain, which are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Included in the net book value of land and buildings and equipment, fixtures and fittings are assets in the course of construction, which are not depreciated, with a cost of €4 million (2023: €10 million) and €1,401 million (2023: €1,988 million) respectively. Also included in the book value of equipment, fixtures and fittings are assets leased out by the Group under operating leases, with a cost of €1,623 million (2023: €2,170 million), accumulated depreciation of €1,040 million (2023: €1,393 million) and net book value of €583 million (2023: €777 million).

11. Property, plant and equipment (continued)

Right-of-use assets arising from the Group’s lease arrangements are recorded within property, plant and equipment:

	2024	2023
	€m	€m
Property, plant and equipment (owned assets)	19,399	25,894
Right-of-use assets	9,100	12,098
31 March	28,499	37,992

Additions of €4,173 million (2023: €7,387 million) and a depreciation charge of €4,108 million (2023: €3,960 million) were recorded in respect of right-of-use assets during the year ended 31 March 2024. Included in the depreciation charge for the year ended 31 March 2024 was €1,091 million (2023: €1,227 million) in respect of Vodafone Italy and Vodafone Spain, which are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’.